TANGIBLE ASSETS - Investment properties - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Investment properties, cost	$ 627,435	$ 637,289
Investment properties, accumulated adjustments to fair value	345,500	269,180
Investment properties	972,935	906,469
Land [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Investment properties, cost	278,186	301,519
Investment properties, accumulated adjustments to fair value	275,084	184,715
Investment properties	553,270	486,234
Buildings [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Investment properties, cost	349,249	335,770
Investment properties, accumulated adjustments to fair value	70,416	84,465
Investment properties	$ 419,665	$ 420,235